AQR MS Fusion HV Fund Expense Example - AQR MS Fusion HV Fund	Jun. 16, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	2,034
Expense Example, with Redemption, 5 Years	3,403
Expense Example, with Redemption, 10 Years	6,544
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	2,099
Expense Example, with Redemption, 5 Years	3,500
Expense Example, with Redemption, 10 Years	6,684
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	2,008
Expense Example, with Redemption, 5 Years	3,364
Expense Example, with Redemption, 10 Years	$ 6,486